Income Taxes - Schedule of Income Tax (Benefit) Provision (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Current tax expense
Federal			$ 0	$ 0
State			2	17
Foreign			0	0
Deferred tax expenses
Federal			(26)	28
State			0	0
Foreign			0	0
Income tax (benefit) provision, net	$ 0	$ 0	$ (24)	$ 45